FINANCIAL INSTRUMENTS - Market Risk, Foreign Currency Risk (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, zł in Millions, R$ in Millions, Kč in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 AED (د.إ)	Dec. 31, 2019 HUF (Ft)	Dec. 31, 2019 CZK (Kč)	Dec. 31, 2019 PLN (zł)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 AED (د.إ)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 AED (د.إ)	Dec. 31, 2017 HKD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders	$ 28,530	$ 28,284
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
OCI	$ (817)	(943)	$ (893)
Net income	0	0	0
Currency risk | Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders								$ 377												$ 58										$ 4
OCI	(29)	(4)	0
Net income	0	0	0
Currency risk | Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders										$ 2,154												$ 2,977										$ 2,679
OCI	(151)	(210)	(209)
Net income	0	0	0
Currency risk | British pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | £				£ 3,275												£ 3,965										£ 3,719
OCI	(434)	(506)	(503)
Net income	0	0	0
Currency risk | Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | €							€ 339												€ 505										€ 213
OCI	(38)	(58)	(26)
Net income	0	0	0
Currency risk | Brazilian reais
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | R$						R$ 3,310												R$ 2,823										R$ 2,591
OCI	(82)	(73)	(78)
Net income	0	0	0
Currency risk | Indian Rupee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₨					₨ 26,628												₨ 25,022										₨ 15,904
OCI	(37)	(36)	(25)
Net income	0	0	0
Currency risk | Hong Kong Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders																									$ (75)										$ (75)
OCI		1	1
Net income		0	0
Currency risk | Chinese Yuan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ¥											¥ 933												¥ 1,593										¥ 1,207
OCI	(13)	(23)	(19)
Net income	0	0	0
Currency risk | South Korean Won
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₩									₩ 160,969												₩ 245,507										₩ 232,345
OCI	(14)	(22)	(22)
Net income	0	0	0
Currency risk | United Arab Emirates Dirham
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | د.إ												د.إ 683												د.إ 451										د.إ 451
OCI	(19)	(12)	(12)
Net income	0	$ 0	$ 0
Currency risk | Czech Koruna
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | Kč														Kč 10
OCI	0
Net income	0
Currency risk | Hungarian Forint
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | Ft													Ft 314
OCI	0
Net income	0
Currency risk | Poland Zloty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | zł															zł 3
OCI	$ 0